Goodwill (Tables)	12 Months Ended
Dec. 31, 2020
Subclassifications of assets, liabilities and equities [abstract]
Disclosure of reconciliation of changes in goodwill

Goodwill
($ millions)	December 31, 2020	December 31, 2019
Beginning of year(1)	656	690
Exchange adjustments	13	(34)
Impairment (note 9)	(669)	—
End of year	—	656